Staff costs	12 Months Ended
Dec. 31, 2023
Classes of employee benefits expense [abstract]
Staff costs	Staff costs
Accounting for staff costs
Deferred cash and share awards are made to employees to incentivise performance over the period employees provide services. To receive payment under an award, employees must provide service over the vesting period. The period over which the expense for deferred cash and share awards is recognised is based upon the period employees consider their services contribute to the awards. For past awards, the Group considers that it is appropriate to recognise the awards over the period from the date of grant to the date that the awards vest. In relation to awards granted from 2017, the Group, taking into account the changing employee understanding surrounding those awards, considered it appropriate for expense to be recognised over the vesting period including the financial year prior to the grant date.
The accounting policies for share-based payments, and pensions and other post-retirement benefits are included in Note 31 and Note
32 respectively.

	2023	2022	2021
	£m	£m	£m
Incentive awards granted:
Current year bonus	1,202	1,241	1,278
Deferred bonus	543	549	667
Total incentive awards granted	1,745	1,790	1,945

Reconciliation of incentive awards granted to income statement charge:
Less: deferred bonuses granted but not charged in current year	(384)	(388)	(457)
Add: current year charges for deferred bonuses from previous years	390	399	280
Other differences between incentive awards granted and income statement charge	(1)	35	(23)
Income statement charge for performance costs	1,750	1,836	1,745

Other income statement charges:
Salaries	5,120	4,732	4,290
Social security costs	755	714	619
Post-retirement benefits[1]	539	563	539
Other compensation costs	555	504	431
Total compensation costs[2]	8,719	8,349	7,624

Other resourcing costs:
Outsourcing	601	607	357
Redundancy and restructuring[3]	452	(7)	296
Temporary staff costs	91	113	109
Other	154	190	125
Total other resourcing costs	1,298	903	887

Total staff costs	10,017	9,252	8,511
Notes
1Post-retirement benefits charge includes £371m (2022: £313m; 2021: £289m) in respect of defined contribution schemes and £168m (2022: £250m; 2021: £250m) in respect of defined benefit schemes.
2£860m (2022: £604m; 2021: £484m) of Group compensation cost was capitalised as internally generated software and  excluded from the Staff cost disclosed above .
3    Redundancy and restructuring Pensions and post-retirement benefits
Accounting for pensions and post-retirement benefits
The Group operates a number of pension schemes and post-employment benefit schemes.
Defined contribution schemes – the Group recognises contributions due in respect of the accounting period in the income statement.
Any contributions unpaid at the balance sheet date are included as a liability.
Defined benefit schemes – the Group recognises its obligations to members of each scheme at the period end, less the fair value of the scheme assets after applying the asset ceiling test.
Each scheme’s obligations are calculated using the projected unit credit method. Scheme assets are stated at fair value as at the period end.
Changes in pension scheme liabilities or assets (remeasurements) that do not arise from regular pension cost, net interest on net defined benefit liabilities or assets, past service costs, settlements or contributions to the scheme, are recognised in other comprehensive income. Remeasurements comprise experience adjustments (differences between previous actuarial assumptions and what has actually occurred), the effects of changes in actuarial assumptions, return on scheme assets (excluding amounts included in the interest on the assets) and any changes in the effect of the asset ceiling restriction (excluding amounts included in the interest on the restriction).
Post-employment benefit schemes – the cost of providing healthcare benefits to retired employees is accrued as a liability in the financial statements over the period that the employees provide services to the Group, using a methodology similar to that for defined benefit pension schemes.
Pension schemes
UK Retirement Fund (UKRF)
The UKRF is the Group’s main scheme, representing 96% (2022: 96%) of the Group’s total retirement benefit obligations. Barclays Bank
PLC is the principal employer of the UKRF. The UKRF was closed to new entrants on 1 October 2012, and comprises 10 sections, the two most significant of which are:
▪Afterwork, which comprises a contributory cash balance defined benefit element, and a voluntary defined contribution element. The cash balance element is accrued each year and revalued until Normal Retirement Age in line with the increase in Retail Price Index
(RPI) (up to a maximum of 5% p.a.). The main risks that Barclays runs in relation to Afterwork are limited although additional contributions are required if pre-retirement investment returns are not sufficient to provide for the benefits.
▪The 1964 Pension Scheme. Most employees recruited before July 1997 built up benefits in this non-contributory defined benefit scheme in respect of service up to 31 March 2010. Pensions were calculated by reference to service and pensionable salary. From
1 April 2010, members became eligible to accrue future service benefits in either Afterwork or the Pension Investment Plan, a historic defined contribution section which is now closed to future contributions. The risks that Barclays runs in relation to the 1964 section are typical of final salary pension schemes, principally that investment returns fall short of expectations, that inflation exceeds expectations, and that retirees live longer than expected.
Barclays Pension Savings Plan (BPSP)
The BPSP is a defined contribution scheme providing benefits for all new UK hires from 1 October 2012. BPSP is not subject to the same investment return, inflation or life expectancy risks for Barclays that defined benefit schemes are. Members’ benefits reflect contributions paid and the level of investment returns achieved.
Other
Apart from the UKRF and the BPSP, Barclays operates a number of smaller pension and long-term employee benefits and post-
retirement healthcare plans globally, the largest of which are the US defined benefit and defined contribution schemes. Many of the schemes are funded, with assets backing the obligations held in separate legal vehicles such as trusts. Others are operated on an unfunded basis. The benefits provided, the approach to funding, and the legal basis of the schemes, reflect local environments.
Governance
The UKRF operates under trust law and is managed and administered on behalf of the members in accordance with the terms of the
Trust Deed and Rules and all relevant legislation. The Corporate Trustee is Barclays Pension Funds Trustees Limited, a private limited company and a wholly owned subsidiary of Barclays Bank PLC. The Trustee is the legal owner of the assets of the UKRF which are held separately from the assets of the Group.
The Trustee Board comprises six Management Directors selected by Barclays, of whom three are independent Directors with no relationship with Barclays (and who are not members of the UKRF), plus three Member Nominated Directors selected from eligible active, deferred or pensioner members who apply for the role.
The BPSP is a Group Personal Pension arrangement which operates as a collection of personal pension plans. Each personal pension plan is a direct contract between the employee and the BPSP provider (Legal & General Assurance Society Limited), and is regulated by the FCA.
Similar principles of pension governance apply to the Group’s other pension schemes, depending on local legislation.
Amounts recognised
The following tables include amounts recognised in the income statement and an analysis of benefit obligations and scheme assets for all Group defined benefit schemes. The net position is reconciled to the assets and liabilities recognised on the balance sheet. The tables include funded and unfunded post-retirement benefits. The income statement charge with respect to Defined contribution schemes is disclosed as part of footnotes to Note 30 Staff costs.

Income statement (credit)/charge
	2023	2022	2021
	£m	£m	£m
Current service cost	165	227	247
Net finance (income)/cost	(222)	(122)	(26)
Past service cost	—	20	—
Other movements	3	3	3
Total	(54)	128	224

Balance sheet reconciliation
	2023		2022
	Total	Of which relates to UKRF	Total	Of which relates to UKRF
	£m	£m	£m	£m
Benefit obligation at beginning of the year	(20,881)	(19,990)	(31,899)	(30,859)
Current service cost	(165)	(141)	(227)	(197)
Interest costs on scheme liabilities	(959)	(929)	(724)	(707)
Past service cost	—	—	(20)	(20)
Remeasurement (loss)/gain – financial	(708)	(683)	10,995	10,734
Remeasurement (loss)/gain – demographic	311	310	268	270
Remeasurement (loss)/gain – experience	(264)	(260)	(521)	(510)
Employee contributions	(5)	(1)	(4)	—
Benefits paid	1,115	1,075	1,339	1,299
Exchange and other movements	43	1	(88)	—
Benefit obligation at end of the year	(21,513)	(20,618)	(20,881)	(19,990)
Fair value of scheme assets at beginning of the year	25,360	24,680	35,467	34,678
Interest income on scheme assets	1,181	1,155	846	829
Employer contribution	54	39	1,808	1,785
Remeasurement – return on scheme assets (less)/greater than discount rate	(532)	(548)	(11,510)	(11,313)
Employee contributions	5	1	4	—
Benefits paid	(1,115)	(1,075)	(1,339)	(1,299)
Exchange and other movements	(39)	(18)	84	—
Fair value of scheme assets at end of the year	24,914	24,234	25,360	24,680
Net surplus	3,401	3,616	4,479	4,690
Retirement benefit assets	3,667	3,616	4,743	4,690
Retirement benefit liabilities	(266)	—	(264)	—
Net retirement benefit assets	3,401	3,616	4,479	4,690
Included within the benefit obligation is £694m (2022: £690m) relating to overseas pensions and £201m (2022: £201m) relating to other post-employment benefits.
As at 31 December 2023, the UKRF’s scheme assets were in surplus versus IAS 19 obligations by £3,616m (2022: £4,690m). The decrease in the UKRF surplus during the year was driven by lower corporate bond yields and the assets underperforming the discount rate.
The weighted average duration of the benefit payments reflected in the defined benefit obligation for the UKRF is 12 years (2022: 13 years). The UKRF expected benefits promised to date are projected to be paid out for in excess of 50 years, although 30% of the benefits are expected to be paid in the next 10 years; 35% in years 11 to 20 and 20% in years 21 to 30. The remainder of the benefits are expected to be paid beyond 30 years.
Of the £1,075m (2022: £1,299m) UKRF benefits paid out, £122m (2022: £390m) related to transfers out of the fund.
Where a scheme’s assets exceed its obligation, an asset is recognised to the extent that it does not exceed the present value of future contribution holidays or refunds of contributions (the asset ceiling). In the case of the UKRF the asset ceiling is not applied as, in certain specified circumstances such as wind-up, the Group expects to be able to recover any surplus. Similarly, a liability in respect of future minimum funding requirements is not recognised. The Trustee does not have a substantive right to augment benefits, nor do they have the right to wind up the plan except in the dissolution of the Group or termination of contributions by the Group. The application of the asset ceiling to other plans and recognition of additional liabilities in respect of future minimum funding requirements are considered on an individual plan basis.
Critical accounting estimates and judgements
Actuarial valuation of the scheme's obligation is dependent upon a series of assumptions. Below is a summary of the main financial and demographic assumptions adopted for the UKRF.

	2023	2022
Key UKRF financial assumptions	% p.a.	% p.a.
Discount rate	4.49	4.80
Inflation rate (RPI)	3.17	3.21
The UKRF discount rate assumption for 2023 was based on a standard WTW RATE Link model. The RPI inflation assumption for 2023 was set by reference to the Bank of England’s implied inflation curve. The inflation assumption incorporates a deduction of 20 basis points as an allowance for an inflation risk premium. The methodology used to derive the discount rate and inflation assumptions is consistent with that used at the prior year end.
The UKRF’s post-retirement mortality assumptions are based on best estimates derived from an analysis in 2022 of the UKRF’s own post-retirement mortality experience and taking account of recent evidence from published mortality surveys. An allowance has been made for future mortality improvements based on the 2022 core projection model published by the Continuous Mortality Investigation
Bureau subject to a long-term trend of 1.25% per annum in future improvements (2022: 1.25% per annum).  The table below shows how the assumed life expectancy at 60, for members of the UKRF, has varied over the past three years:

Assumed life expectancy	2023	2022	2021
Life expectancy at 60 for current pensioners (years)
– Males	26.5	26.8	27.3
– Females	29.3	29.5	29.6
Life expectancy at 60 for future pensioners currently aged 40 (years)
– Males	28.0	28.3	29.1
– Females	30.7	31.0	31.4
Through transactions in 2020 and 2022 approximately  three-quarters of the longevity risk for current pensioners has been reinsured, and the transactions will provide income to the UKRF if pensions are paid out for longer than expected. The contracts form part of the
UKRF’s investment portfolio.
Sensitivity analysis on actuarial assumptions
The sensitivity analysis has been calculated by valuing the UKRF liabilities using the amended assumptions shown in the table below and keeping the remaining assumptions the same as disclosed in the table above, except in the case of the inflation sensitivity where other assumptions that depend on assumed inflation have also been amended correspondingly. The difference between the recalculated liability figure and that stated in the balance sheet reconciliation table above is the figure shown. The selection of these movements to illustrate the sensitivity of the defined benefit obligation to key assumptions should not be interpreted as Barclays expressing any specific view of the probability of such movements happening.

Change in key assumptions
	2023	2022
	(Decrease)/ Increase in UKRF defined benefit obligation	(Decrease)/ Increase in UKRF defined benefit obligation
	£bn	£bn
Discount rate
0.5% p.a. increase	(1.2)	(1.1)
0.25% p.a. increase	(0.6)	(0.6)
0.25% p.a. decrease	0.6	0.6
0.5% p.a. decrease	1.3	1.2
Assumed RPI
0.5% p.a. increase	0.8	0.8
0.25% p.a. increase	0.4	0.4
0.25% p.a. decrease	(0.4)	(0.4)
0.5% p.a. decrease	(0.8)	(0.8)
Life expectancy at 60
One year increase	0.6	0.6
One year decrease	(0.6)	(0.5)
Assets
A long-term investment strategy has been set for the UKRF, with its asset allocation comprising a mixture of equities, bonds, property and other appropriate assets. This recognises that different asset classes are likely to produce different long-term returns and some asset classes may be more volatile than others. The long-term investment strategy ensures, among other aims, that investments are adequately diversified.
The value of the assets of the schemes and their percentage in relation to total scheme assets were as follows:

Analysis of scheme assets
	Total				Of which relates to UKRF
	Quoted £m	Unquoted[1] £m	Value £m	% of total fair value of scheme assets %	Quoted £m	Unquoted[1] £m	Value £m	% of total fair value of scheme assets %
As at 31 December 2023
Equities	116	—	116	0.5	—	—	—	—
Private equities	—	2,259	2,259	9.1	—	2,259	2,259	9.3
Bonds - fixed government	1,544	—	1,544	6.2	1,289	—	1,289	5.3
Bonds - index-linked government	9,400	—	9,400	37.7	9,383	—	9,383	38.8
Bonds - corporate and other	6,014	1,237	7,251	29.1	5,818	1,237	7,055	29.1
Property	17	1,197	1,214	4.9	—	1,197	1,197	4.9
Infrastructure	814	720	1,534	6.2	814	720	1,534	6.3
Hedge funds	11	1,309	1,320	5.3	—	1,309	1,309	5.4
Derivatives	25	(1,584)	(1,559)	(6.3)	25	(1,584)	(1,559)	(6.4)
Longevity reinsurance contracts	—	(131)	(131)	(0.5)	—	(131)	(131)	(0.5)
Cash and liquid assets[2]	(1,134)	3,036	1,902	7.6	(1,143)	3,036	1,893	7.8
Mixed investment funds	12	—	12	—	—	—	—	—
Other	5	47	52	0.2	—	5	5	—
Fair value of scheme assets	16,824	8,090	24,914	100.0	16,186	8,048	24,234	100.0

As at 31 December 2022
Equities	113	—	113	0.5	—	—	—	—
Private equities	—	2,734	2,734	10.8	—	2,734	2,734	11.1
Bonds - fixed government	1,353	—	1,353	5.3	1,098	—	1,098	4.4
Bonds - index-linked government	9,847	—	9,847	38.9	9,829	—	9,829	39.9
Bonds - corporate and other	5,884	1,551	7,435	29.3	5,690	1,551	7,241	29.3
Property	13	1,310	1,323	5.2	—	1,310	1,310	5.3
Infrastructure	793	790	1,583	6.2	793	790	1,583	6.4
Hedge funds	11	1,362	1,373	5.4	—	1,362	1,362	5.5
Derivatives	(20)	(1,837)	(1,857)	(7.3)	(20)	(1,837)	(1,857)	(7.5)
Longevity reinsurance contract	—	(123)	(123)	(0.5)	—	(123)	(123)	(0.5)
Cash and liquid assets[2]	(1,776)	3,286	1,510	6.0	(1,789)	3,286	1,497	6.1
Mixed investment funds	11	—	11	—	—	—	—	—
Other	7	51	58	0.2	—	6	6	—
Fair value of scheme assets	16,236	9,124	25,360	100.0	15,601	9,079	24,680	100.0
Notes
1Valuation of unquoted assets is provided by the underlying managers or qualified independent valuers. The valuation for some of the unquoted assets, in particular private equities, is based on valuations as at 30 September 2023 adjusted by cash flows, these being the latest available valuations as at the point of publication. All valuations are determined in accordance with relevant industry guidance. Barclays does not believe these valuations will differ materially from the fair value, in the context of the overall UKRF asset size.
2Cash and liquid assets for the UKRF consists of £354m (2022: £521m) Cash, £91m (2022: £80m) Receivables/payables, £3,036m (2022:£3,286m)  Pooled cash funds and £(1,588)m
(2022: £(2,390)m)  Repurchase agreements.
Included within the fair value of UKRF scheme assets was nil (2022: nil) relating to shares in Barclays PLC and nil (2022: nil) relating to bonds issued by Barclays PLC. The UKRF also invests in pooled investment vehicles which may hold shares or debt issued by Barclays
PLC.
During 2023, the Trustee undertook a review of the investment strategy to reflect updated liabilities and market assumptions. The
Trustee agreed to continue their existing de-risking plan and make no fundamental changes to the investment strategy.
At 31 December 2023, 39% of the UKRF assets were invested in liability-driven investment strategies; primarily UK gilts as well as interest rate and inflation swaps. These swaps are used to better match the assets to its liabilities. The swaps are used to reduce the scheme’s inflation and duration risks against its liabilities.
The UKRF employs derivative instruments, where appropriate, to match assets more closely to liabilities, or to achieve a desired exposure or return.  The value of assets shown reflects the assets held by the UKRF, with any derivative holdings reflected on a fair value basis. The UKRF uses repurchase agreements and reverse repurchase agreements to achieve the Trustee’s liability hedging objective.
Investment managers are allowed to undertake repo transactions on the UKRF’s existing gilt holdings to raise cash with which to buy additional gilts for efficient portfolio management; and reverse repo transactions to receive gilts and be paid a fee for providing cash.
The UKRF has a comprehensive and robust liquidity framework in place. The aim of the liquidity framework is to ensure that pension payments and other liquidity outflows are paid in due course, sufficient liquidity and collateral is maintained to achieve strategic allocation targets and that all liquidity outflows/collateral needs are covered without forced sale or strategic asset allocation changes.
The UKRF holds two longevity reinsurance contracts covering c75% of the current pensioner liabilities. The contracts provide income to the UKRF if pensions are paid out for longer than expected. At 31 December 2023, the combined value of the contracts was £(131)m
(2022: £(123)m). The negative value reflects the estimated impact of changes in the reinsurance market, demographic assumptions and risk premia since the contracts were entered into by the UKRF.
For information on the UKRF Trustee’s approach to Responsible Investment and Climate Risk, in the context of managing the UKRF, please refer to the UKRF Trustee website at https://epa.towerswatson.com/accounts/barclays/public/barclays-bank-responsible-
investment-policy/.
Triennial valuation
The UKRF annual funding update as at 30 September 2023 showed a funding surplus of £2.03bn compared to £1.97bn  at 30
September 2022 triennial actuarial valuation. The improvement was mainly due to asset returns outperforming the change in liabilities.
The main differences between the funding and accounting assumptions are a different approach to setting the discount rate and a more conservative longevity assumption for funding.
As part of the 2022 triennial valuation, the Trustee and Barclays Bank PLC agreed an annual adequacy test on a basis more prudent than the IAS 19 or funding bases. Should the UKRF be sufficiently funded on this basis, the regular employer contributions to the UKRF to fund future Afterwork accrual will not be required in the following calendar year. The test will be reviewed at the 2025 triennial valuation.
The test was passed in September, so no regular employer contributions are required for 2024.
The next funding valuation of the UKRF is due to be completed in 2026 with an effective date of 30 September 2025.
Other support measures agreed which remain in place
Collateral – Barclays Bank PLC has entered into an agreement with the UKRF Trustee to provide collateral to cover at least 100% of any funding deficit with an overall cap of £9bn, to provide security if the UKRF is in a funding deficit. The collateral pool is currently zero, reflecting the surplus funding position. The arrangement provides the UKRF Trustee with dedicated access to the pool of assets in the event of Barclays Bank PLC not paying any required deficit reduction contribution to the UKRF or in the event of Barclays Bank PLC’s insolvency.
Participation – As permitted under the Financial Services and Markets Act 2000 (Banking Reform) (Pensions) Regulations 2016, Barclays
Bank UK PLC is a participating employer in the UKRF and will remain so during a transitional phase until September 2025 as set out in a deed of participation. In the event of Barclays Bank PLC’s insolvency during this period provision has been made to require Barclays
Bank UK PLC to become the principal employer of the UKRF. Barclays Bank PLC’s Section 75 debt would be triggered by the insolvency
(the debt would be calculated after allowing for the payment to the UKRF of any collateral above).
Defined benefit contributions paid with respect to the UKRF were as follows:

Contributions paid
£m
2023	39
2022	1,785
2021	955
There were nil (2022: nil) Section 75 contributions included within the Group’s contributions paid as no participating employers left the
UKRF in 2023.
The Group’s expected contribution to the UKRF in respect of defined benefits in 2024 is £22m. In addition, the expected contributions to UK defined contribution schemes in 2024 is £32m to the UKRF and £293m to the BPSP.